Financial Instruments - Cross Currency Risk Exposures Interest Rate Swaps (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	$ 3,296	$ 7,281
Borrowings before currency hedging arrangements	3,216	7,026
Canada, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	3	1
Borrowings before currency hedging arrangements	405	1,433
United States of America, Dollars [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements	3,293	7,275
Borrowings before currency hedging arrangements	$ 2,811	5,588
Other Currencies [member]
Disclosure of detailed information about hedges [Line Items]
Borrowings after currency hedging arrangements		5
Borrowings before currency hedging arrangements		$ 5